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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza, 2nd Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marianne Laiosa
         -------------------------------
Title:   CFO, CCO
         -------------------------------
Phone:   617-956-3890
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Marianne Laiosa             Boston, MA          8/12/09
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 47
                                        --------------------

Form 13F Information Table Value Total: 99,459
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
      COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ --------  ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ --------  ------- -------- ------
AT&T INC                               COM 00206R102    2,484   100,000 SH                   SOLE           100,000    0       0
ABOVENET INC                           COM 00374N107    4,818    59,497 SH                   SOLE            59,497    0       0
ACORDA THERAPEUTICS INC                COM 00484M106      987    35,000 SH                   SOLE            35,000    0       0
AEROPOSTALE                            COM 007865108  1371.00    40,000 SH                   SOLE            40,000    0       0
ALKERMES INC                           COM 01642T108    1,839   170,000 SH                   SOLE           170,000    0       0
AMYLIN PHARMACEUTICALS
 INC                                   COM 032346108    3,065   227,000 SH                   SOLE           227,000    0       0
APPLE INC                              COM 037833100    1,852    13,000 SH                   SOLE            13,000    0       0
ARCSIGHT INC                           COM 039666102      889    50,000 SH                   SOLE            50,000    0       0
BROADCOM CORP                         CL A 111320107    2,727   110,000 SH                   SOLE           110,000    0       0
CAMPBELL SOUP CO                       COM 134429109    1,824    62,000 SH                   SOLE            62,000    0       0
CAVIUM NETWORKS INC                    COM 14965A101      622    37,000 SH                   SOLE            37,000    0       0
CEPHEID                                COM 15670R107       13     1,420 SH                   SOLE             1,420    0       0
COLGATE PALMOLIVE CO                   COM 194162103    1,769    25,000 SH                   SOLE            25,000    0       0
CURIS INC COM                          COM 231269101    1,477   923,206 SH                   SOLE           923,206    0       0
DENDREON CORP COM STK                  COM 24823Q107    3,350   134,000 SH                   SOLE           134,000    0       0
DIREXION SHS ETF TR       DLY SMCAP BEAR3X 25459W839    2,844   125,000 SH                   SOLE           125,000    0       0
F5 NETWORKS INC                        COM 315616102    3,426    99,000 SH                   SOLE            99,000    0       0
GILEAD SCIENCES INC                    COM 375558103    1,780    38,000 SH                   SOLE            38,000    0       0
GLAXOSMITHKLINE PLC          SPONSORED ADR 37733W105    2,651    75,000 SH                   SOLE            75,000    0       0
GLOBALSTAR INC                         COM 378973408      315   300,000 SH                   SOLE           300,000    0       0
HEWLETT-PACKARD CO                     COM 428236103    1,353    35,000 SH                   SOLE            35,000    0       0
INFOSYS TECHNOLOGIES LTD     SPONSORED ADR 456788108      478    13,000 SH                   SOLE            13,000    0       0
INTEGRATED DEVICE
 TECHNOLOGY                            COM 458118106    1,480   245,000 SH                   SOLE           245,000    0       0
INVERNESS MED
 INNOVATIONS IN                        COM 46126P106    4,234   119,000 SH                   SOLE           119,000    0       0
JOS A BANK CLOTHIERS INC               COM 480838101    3,815   110,700 SH                   SOLE           110,700    0       0
LIFE TECHNOLOGIES CORP                 COM 53217V109    2,754    66,000 SH                   SOLE            66,000    0       0
MACYS INC                              COM 55616P104      941    80,000 SH                   SOLE            80,000    0       0
MOTOROLA INC COM STK                   COM 620076109    3,149   475,000 SH                   SOLE           475,000    0       0
ONYX PHARMACEUTICALS INC
 COM STK                               COM 683399109    1,017    36,000 SH                   SOLE            36,000    0       0
PMC-SIERRA INC COM STK                 COM 69344F106    2,905   365,000 SH                   SOLE           365,000    0       0
PENNEY JC INC                          COM 708160106    2,010    70,000 SH                   SOLE            70,000    0       0
PROSHARES TR               PSHS ULSHRS2000 74347R834    5,560   130,772 SH                   SOLE           130,772    0       0
REPUBLIC SVCS INC                      COM 760759100    1,831    75,000 SH                   SOLE            75,000    0       0
ROSS STORES INC                        COM 778296103      965    25,000 SH                   SOLE            25,000    0       0
SANOFI AVENTIS               SPONSORED ADR 80105N105    6,488   220,000 SH                   SOLE           220,000    0       0
SAVIENT PHARMACEUTICALS
 INC                                   COM 80517Q100    1,798   130,000 SH                   SOLE           130,000    0       0

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
TJX COS INC NEW                        COM 872540109    3,303   105,000 SH                   SOLE           105,000    0       0
TRW AUTOMOTIVE HLDGS
 CORP                                  COM 87264S106      735    65,000 SH                   SOLE            65,000    0       0
TRIQUINT SEMICONDUCTOR
 INC                                   COM 89674K103    1,859   350,000 SH                   SOLE           350,000    0       0
VANDA PHARMACEUTICALS
 INC                                   COM 921659108    1,292   109,747 SH                   SOLE           109,747    0       0
VARIAN MED SYS INC                     COM 92220P105      879    25,000 SH                   SOLE            25,000    0       0
WATERS CORP COM STK                    COM 941848103    2,831    55,000 SH                   SOLE            55,000    0       0
WYETH SHS                              COM 983024100    5,901   130,000 SH                   SOLE           130,000    0       0
RIGEL PHARMACEUTICALS
 INC                               COM NEW 766559603      151     6,400 SH    CALL           SOLE             6,400    0       0
SANOFI AVENTIS               SPONSORED ADR 80105N105    1,076   200,000 SH    PUT            SOLE           200,000    0       0
SANOFI AVENTIS               SPONSORED ADR 80105N105      551   102,400 SH    PUT            SOLE           102,400    0       0
BIOSANTE PHARMACE WRNT
 TO PRCHSE COM                     COM NEW 090994971        -    30,000 SH                   SOLE            30,000    0       0